FAIR VALUE MEASUREMENTS - Company's financial assets that are measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Investments held in Trust Account:
Cash and Investments held in the Trust Account	$ 31,440,528	$ 234,364,451
Recurring
Investments held in Trust Account:
Cash and Investments held in the Trust Account		234,364,451
Liabilities
Warrant liability	373,000	373,000
Recurring | Public Warrants
Liabilities
Warrant liability	230,000	230,000
Recurring | Private Placement Warrants
Liabilities
Warrant liability	143,000	143,000
Level 1 | Recurring
Investments held in Trust Account:
Cash and Investments held in the Trust Account		234,364,451
Level 2 | Recurring
Liabilities
Warrant liability	230,000	230,000
Level 2 | Recurring | Public Warrants
Liabilities
Warrant liability	230,000	230,000
Level 3 | Recurring
Liabilities
Warrant liability	143,000	143,000
Level 3 | Recurring | Private Placement Warrants
Liabilities
Warrant liability	$ 143,000	$ 143,000